Supplemental cash flow information	12 Months Ended
Mar. 31, 2020
Supplemental cash flow information
3. Supplemental cash flow information:
Cash payments for income taxes were ¥500,214 million, ¥836,619 million and ¥752,205  million for the years ended March 31, 2018, 2019 and 2020, respectively. Interest payments during the years ended March 31, 2018, 2019 and 2020 were ¥422,720 million, ¥507,812 million and ¥529,555 million, respectively.
Finance lease obligations
of
¥4,467 million
 and
¥6,086 million
were incurred for the years ended March 31, 2018 and 2019, respectively. See note 23 to the consolidated financial statements for finance lease obligations for the year ended March 31, 2020.